PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Value-added taxes (“VAT”) recoverable	283,001	304,683	42,914
Receivables from failed sale-leaseback transactions (1)	176,210	104,181	14,674
Rental and other deposits	88,972	52,985	7,462
Fair value accounting of financial instruments	49,077	10,917	1,538
Factoring receivables (2)	39,105	52,840	7,442
Interest receivables	28,112	73,874	10,405
Others	167,688	190,095	26,774
Allowance for credit losses (3)	(54,323)	(115,475)	(16,264)
	777,842	674,100	94,945
(1)	Failed sale-leaseback transactions as buyer-lessor

The Company has certain failed sales-leaseback transactions of certain motor vehicles and logistic equipment in which the Company acts as buyer-lessor but the seller-lessee does not transfer the control of the leased asset to the Company. The Company uses effective interest rate method in the computation of interest income which is recorded as Capital services revenues in “Revenue – Others” in the consolidated statements of comprehensive income (loss). Interest income was insignificant for the years ended December 31, 2021, 2022 and 2023. As of December 31, 2022 and 2023, the Company recorded receivables from failed sale-leaseback transactions due within one year of RMB176,210 and RMB104,181 (US$14,674), respectively, under the “Prepayments and other current assets”. As of December 31, 2022 and 2023, the Company recorded receivables from failed sale-leaseback transactions due over one year of RMB25,811 and nil, net of allowance for credit losses of RMB7,621 and nil, respectively, under “Other non-current assets”.

(2)	Factoring receivables

The Company provides factoring service to provide capital as a lender to certain third-party suppliers who transfer their rights to future cash receipts from accounts receivable with recourse through a factoring arrangement to fund their operations and improve their credit position within one year. The Company uses effective interest rate method in the computation of interest income which is recorded as Capital services revenues in “Revenue – Others” in the consolidated statements of comprehensive income (loss). Interest income was RMB34,956, RMB7,536 and RMB5,058 (US$712) for the years ended December 31, 2021, 2022 and 2023, respectively. As of December 31, 2022 and 2023, the allowance for credit losses of factoring receivables were nil and RMB516 (US$73), respectively.

(3)	Allowance for credit losses

The movements in the allowance for credit losses were as follows:

	As at December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Balance at beginning of the year	(12,196)	(33,746)	(54,323)	(7,651)
Additions	(21,550)	(31,358)	(77,293)	(10,886)
Write‑offs	—	10,781	16,141	2,273
Balance at end of the year	(33,746)	(54,323)	(115,475)	(16,264)

Schedule of movements in allowance for credit losses

	As at December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Balance at beginning of the year	(12,196)	(33,746)	(54,323)	(7,651)
Additions	(21,550)	(31,358)	(77,293)	(10,886)
Write‑offs	—	10,781	16,141	2,273
Balance at end of the year	(33,746)	(54,323)	(115,475)	(16,264)